As filed with the Securities and Exchange Commission on March 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 92.36%	Value
	Aerospace and Defense - 3.89%
15,953	Lockheed Martin Corp.	$1,472,302
	Automotive Parts and Accessories - Retail - 3.69%
19,320	Advance Auto Parts, Inc.	1,397,802
	Business Services - 2.00%
3,945	International Business Machines Corp.	755,665
	Computer and Electronic Product Manufacturing - 13.68%
4,698	Apple, Inc.	2,504,175
71,315	NCR Corp. (a)	1,817,106
1,215	Samsung Electronics Co., Ltd. (c)	856,575
		5,177,856
	Conglomerates - 3.39%
14,307	Berkshire Hathaway, Inc. - Class B (a)	1,283,338
	Direct Health and Medical Insurance Carriers - 3.51%
25,000	Aflac, Inc.	1,328,000
	Drug Distribution - Wholesale - 3.90%
15,211	McKesson Corp.	1,474,859
	Drug Stores - 4.07%
31,899	CVS Caremark Corp.	1,542,317
	General Merchandise Stores - 2.36%
20,245	Dollar General Corp. (a)	892,602
	Gold Ore Mining - 4.56%
49,311	Barrick Gold Corp. (b)	1,726,378
	Life Science Tools - 2.70%
20,804	Life Technologies Corp. (a)	1,021,060
	Oil and Gas Support Services - 7.49%
11,500	Apache Corp.	902,750
55,647	Halliburton Co.	1,930,394
		2,833,144
	Petroleum Refining - 5.00%
10,833	Chevron Corp.	1,171,481
13,826	Total SA - ADR	719,090
		1,890,571
	Pharmaceutical Preparation and Manufacturing - 9.32%
6,939	Johnson & Johnson	486,424
23,115	Novartis AG - ADR	1,463,180
33,291	Sanofi - ADR	1,577,328
		3,526,932
	Property and Casualty Insurance - 2.81%
30,177	American International Group, Inc. (a)	1,065,248
	Rail Transportation - 2.68%
9,991	Canadian Pacific Railway Ltd. (b)	1,015,285
	Restaurants - 1.20%
5,138	McDonalds Corp.	453,223
	Scientific Instrument Manufacturing - 3.10%
18,382	Thermo Fisher Scientific, Inc.	1,172,404
	Software Publishers - 9.24%
66,053	Microsoft Corp.	1,765,597
51,944	Oracle Corp.	1,730,774
		3,496,371
	Wireless Telecomm Carriers - 3.77%
56,682	Vodafone Group PLC - ADR	1,427,820

	TOTAL COMMON STOCKS (Cost $32,897,423)	34,953,177

	EXCHANGE-TRADED FUNDS - 1.84%
14,988	Market Vectors Gold Miners ETF	695,293
	TOTAL EXCHANGE-TRADED FUNDS (Cost $707,665)	695,293

	MISCELLANEOUS INVESTMENTS - 3.56%
	Miscellaneous Investments (d)	1,347,555
	TOTAL MISCELLANEOUS INVESTMENTS (Cost $1,287,703)	1,347,555

Shares	SHORT-TERM INVESTMENTS - 13.03%
4,931,242	First American Tax Free Obligations - Class (e)(f)	4,931,242
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,931,242)	4,931,242

	Total Investments in Securities (Cost $39,824,033) - 110.79%	41,927,267
	Liabilities in Excess of Other Assets - (10.79)%	(4,084,996)
	NET ASSETS - 100.00%	$37,842,271

Schedule of Options Written
December 31, 2012 (Unaudited)

OPTIONS WRITTEN
Options Written (d)	$80,280
TOTAL OPTIONS WRITTEN (Premiums received $84,170)	$80,280

ADR	American Depository Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Represents previously undisclosed securities which the Fund has held for less than one year.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2012.
(f)	A portion of this security is pledged as collerteral for written options.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 70.87%	Value
	Aerospace and Defense - 2.90%
2,224	Lockheed Martin Corp.	$205,253
	Automotive Parts and Accessories - Retail - 3.03%
2,964	Advance Auto Parts, Inc.	214,445
	Business Services - 2.62%
968	International Business Machines Corp.	185,420
	Computer and Electronic Product Manufacturing - 6.62%
460	Apple, Inc.	245,194
8,749	NCR Corp. (a)	222,925
		468,119
	Conglomerates - 3.08%
2,423	Berkshire Hathaway, Inc. - Class B (a)	217,343
	Direct Health and Medical Insurance Carriers - 2.98%
3,968	Aflac, Inc.	210,780
	Drug Distribution - Wholesale - 3.33%
2,424	McKesson Corp.	235,031
	Drug Stores - 3.29%
4,818	CVS Caremark Corp.	232,950
	General Merchandise Stores - 1.39%
2,227	Dollar General Corp. (a)	98,189
	Gold Ore Mining - 2.30%
4,645	Barrick Gold Corp. (b)	162,622
	Investment Banking and Brokerage - 3.36%
11,396	Goldman Sachs Group, Inc.	237,721
	Life Science Tools - 1.70%
2,445	Life Technologies Corp. (a)	120,001
	Oil and Gas Support Services - 4.50%
1,123	Apache Corp.	88,156
6,635	Halliburton Co.	230,168
		318,324
	Petroleum Refining - 4.77%
2,101	Chevron Corp.	227,202
2,112	Total SA - ADR	109,845
		337,047
	Pharmaceutical Preparation and Manufacturing - 7.90%
963	Johnson & Johnson	67,506
4,200	Novartis AG - ADR	265,860
4,751	Sanofi - ADR	225,102
		558,468
	Property and Casualty Insurance - 1.77%
3,535	American International Group, Inc. (a)	124,786
	Rail Transportation - 1.86%
1,292	Canadian Pacific Railway Ltd. (b)	131,293
	Restaurants - 2.16%
1,730	McDonald's Corp.	152,603
	Scientific Instrument Manufacturing - 2.67%
2,955	Thermo Fisher Scientific, Inc.	188,470
	Software Publishers - 5.98%
7,710	Microsoft Corp.	206,088
6,494	Oracle Corp.	216,380
		422,468
	Wireless Telecomm Carriers - 2.66%
7,463	Vodafone Group PLC - ADR	187,993

	TOTAL COMMON STOCKS (Cost $4,044,881)	5,009,326

	EXCHANGE-TRADED FUNDS - 1.15%
1,749	Market Vectors Gold Miners ETF	81,136
	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,303)	81,136

Principal
Amount	CORPORATE BONDS - 0.44%
	Communication Equipment - 0.44%
	Nokia Corp. - ADR
$33,000	5.375%, 5/15/2019	31,350

	TOTAL CORPORATE BONDS (Cost $31,120)	31,350

Shares	SHORT-TERM INVESTMENTS - 27.54%
1,946,588	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	1,946,588
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,946,588)	1,946,588

	Total Investments in Securities (Cost $6,117,892) - 100.00%	7,068,400
	Other Assets in Excess of Liabilities - 0.00%	226
	NET ASSETS - 100.00%	$7,068,626

ADR	American Depository Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2012.

Note 1 – Securities Valuation

The Scharf Fund and the Scharf Balanced Opportunity Fund (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Listed options that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2012:

Scharf Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$453,223	$-	$-	$453,223
Finance and Insurance	3,676,586	-	-	3,676,586
Information	4,924,191	-	-	4,924,191
Manufacturing	14,297,699	-	-	14,297,699
Mining, Quarrying, and Oil and Gas Extraction	5,278,613	-	-	5,278,613
Retail Trade	5,307,579	-	-	5,307,579
Transportation and Warehousing	1,015,286	-	-	1,015,286
Total Common Stocks	34,953,177	-	-	34,953,177
Exchange-Traded Funds	695,293	-	-	695,293
Miscellaneous Investments	1,347,555	-	-	1,347,555
Short-Term Investments	4,931,242	-	-	4,931,242
Total Assets in Securities	$41,927,267	$-	$-	$41,927,267

Liabilities:
Options Written	$80,280	$-	$-	$80,280
Total Liabilities	$80,280	$-	$-	$80,280

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$152,603	$-	$-	$152,603
Finance and Insurance	790,630	-	-	790,630
Information	610,462	-	-	610,462
Manufacturing	1,952,933	-	-	1,952,933
Mining, Quarrying, and Oil and Gas Extraction	590,790	-	-	590,790
Retail Trade	780,615	-	-	780,615
Transportation and Warehousing	131,293	-	-	131,293
Total Common Stocks	5,009,326	-	-	5,009,326
Exchange-Traded Funds	81,136	-	-	81,136
Fixed Income
Corporate Bonds	-	31,350	-	31,350
Total Fixed Income	-	31,350	-	31,350
Short-Term Investments	1,946,588	-	-	1,946,588
Total Investments in Securities	$7,037,050	$31,350	$-	$7,068,400

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2012, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2012.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may invest in a wide range of derivatives, including call and put options, futures, credit default swaps, equity swaps and forward contracts, for hedging purposes as well as direct investment. There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by Funds. This may cause the futures or options to react differently from the Funds’ securities to market changes. In addition, the Adviser could be incorrect in its expectations for the direction or extent of market movements. In these events, the Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Funds will not be able to liquidate their positions without potentially incurring significant transactions costs. The Funds may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Funds might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Average Balance Information

The average monthly market values of purchased and written options during the period ended December 31, 2012 for the Scharf Fund was $14,419 and $26,760, respectively.

Transactions in written options contracts for the period ended December 31, 2012, are as follows:

Scharf Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	(8)	(84,170)
Outstanding at December 31, 2012	(8)	$(84,170)

Values of Derivative Instruments as of December 31, 2012 for the Scharf Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$4,644	Options Written, at fair value	$80,280
Total		$4,644	Total	$80,280

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Scharf Fund

Cost of investments	$39,833,709

Gross unrealized appreciation	2,749,904
Gross unrealized depreciation	(656,346)
Net unrealized depreciation	$2,093,558

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows**:

Scharf Balanced Opportunity Fund

Cost of investments	$6,117,892

Gross unrealized appreciation	$1,034,158
Gross unrealized depreciation	(83,650)
Net unrealized appreciation	$950,508

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/25/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/25/2013

* Print the name and title of each signing officer under his or her signature.